LOANS (Tables)	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Loan Portfolios
Our loan portfolios by class at December 31 follow:

	2025	2024
	(In thousands)
Commercial
Commercial and industrial	$1,158,841	$1,001,329
Commercial real estate	1,054,716	936,035
Total commercial	2,213,557	1,937,364

Mortgage
1-4 family owner occupied - jumbo	878,761	875,551
1-4 family owner occupied - non-jumbo	289,562	299,142
1-4 family non-owner occupied	172,293	176,950
1-4 family - 2nd lien	157,597	133,947
Resort lending	26,608	31,136
Total mortgage	1,524,821	1,516,726

Installment
Boat lending	272,512	264,341
Recreational vehicle lending	191,857	224,537
Other	73,538	95,857
Total installment	537,907	584,735

Total loans	4,276,285	4,038,825
Allowance for credit losses	(63,445)	(59,379)
Net Loans	$4,212,840	$3,979,446

Financing Receivable, Current, Allowance for Credit Loss
An analysis of the ACL by portfolio segment for the years ended December 31 follows:

	Commercial	Mortgage	Installment	Subjective Allocation	Total
	(In thousands)
2025
Balance at beginning of period	$22,872	$22,317	$3,040	$11,150	$59,379
Additions (deductions)
Provision for credit losses	6,138	(1,559)	1,367	(270)	5,676
Recoveries credited to allowance	80	289	1,893	—	2,262
Loans charged against the allowance	(78)	(133)	(3,661)	—	(3,872)
Balance at end of period	$29,012	$20,914	$2,639	$10,880	$63,445

2024
Balance at beginning of period	$16,724	$21,386	$4,126	$12,422	$54,658
Additions (deductions)
Provision for credit losses	5,903	922	65	(1,272)	5,618
Recoveries credited to allowance	249	309	2,153	—	2,711
Loans charged against the allowance	(4)	(300)	(3,304)	—	(3,608)
Balance at end of period	$22,872	$22,317	$3,040	$11,150	$59,379

2023
Balance at beginning of period	$13,817	$21,633	$4,290	$12,695	$52,435
Additions (deductions)
Provision for credit losses	3,430	(445)	509	(273)	3,221
Recoveries credited to allowance	531	352	1,915	—	2,798
Loans charged against the allowance	(1,054)	(154)	(2,588)	—	(3,796)
Balance at end of period	$16,724	$21,386	$4,126	$12,422	$54,658

The allocation of the ACL by portfolio segment at December 31 follows:

	2025		2024
	Allowance for Credit Losses Amount	Percent of Loans to Total Portfolio Loans	Allowance for Credit Losses Amount	Percent of Loans to Total Portfolio Loans
	(Dollars in thousands)
Commercial	$29,012	51.8%	$22,872	48.0%
Mortgage	20,914	35.7	22,317	37.5
Installment	2,639	12.6	3,040	14.5
Subjective allocation	10,880	—	11,150	—
Total	$63,445	100.0%	$59,379	100.0%

Financing Receivable, Nonaccrual
Loans on non-accrual status and past due more than 90 days (‘‘Non-performing Loans’’) at December 31 follow:

	Non-Accrual with no Allowance for Credit Loss	Non-Accrual with an Allowance for Credit Loss	Total Non- Accrual	90+ and Still Accruing	Total Non- Performing Loans
	(In thousands)
2025
Commercial
Commercial and industrial	$—	$—	$—	$—	$—
Commercial real estate (1)	9,261	7,252	16,513	—	16,513
Mortgage
1-4 family owner occupied - jumbo	2,145	—	2,145	—	2,145
1-4 family owner occupied - non-jumbo (2)	1,700	670	2,370	—	2,370
1-4 family non-owner occupied	—	94	94	—	94
1-4 family - 2nd lien	200	888	1,088	—	1,088
Resort lending	—	57	57	—	57
Installment
Boat lending	—	308	308	—	308
Recreational vehicle lending	—	354	354	—	354
Other	—	198	198	—	198
Total	$13,306	$9,821	$23,127	$—	$23,127

Accrued interest excluded from total	$—	$—	$—	$—	$—

2024
Commercial
Commercial and industrial (1)	$—	$49	$49	$—	$49
Commercial real estate	—	—	—	—	—
Mortgage
1-4 family owner occupied - jumbo	1,480	—	1,480	—	1,480
1-4 family owner occupied - non-jumbo (2)	1,929	496	2,425	—	2,425
1-4 family non-owner occupied	—	157	157	—	157
1-4 family - 2nd lien	246	769	1,015	—	1,015
Resort lending	—	143	143	—	143
Installment
Boat lending	—	209	209	—	209
Recreational vehicle lending	—	377	377	—	377
Other	—	147	147	—	147
Total	$3,655	$2,347	$6,002	$—	$6,002

Accrued interest excluded from total	$—	$—	$—	$—	$—

(1)
Non-performing commercial real estate loans exclude $7.018 million of government guaranteed loans at December 31, 2025 and non-performing commercial and industrial loans exclude $0.005 million of government guaranteed loans at December 31, 2024.

(2)	Non-performing 1-4 family owner occupied – non jumbo loans exclude $2.929 million and $1.785 million of government guaranteed loans at December 31, 2025 and 2024, respectively.

Amortized Cost of Collateral-dependent Loans by Class
The amortized cost of collateral-dependent loans by class at December 31, follows:

	Collateral Type		Allowance for Credit Losses
	Real Estate	Other (1)
	(In thousands)
2025
Commercial
Commercial and industrial	$680	$8,841	$1,631
Commercial real estate	28,047	—	4,541
Mortgage
1-4 family owner occupied - jumbo	2,147	—	—
1-4 family owner occupied - non-jumbo	2,371	—	239
1-4 family non-owner occupied	22	—	8
1-4 family - 2nd lien	569	—	131
Resort lending	57	—	20
Installment
Boat lending	—	233	83
Recreational vehicle lending	—	237	84
Other	—	109	39
Total	$33,893	$9,420	$6,776

Accrued interest excluded from total	$73	$54

2024
Commercial
Commercial and industrial	$686	$5,166	$1,647
Commercial real estate	817	—	3
Mortgage
1-4 family owner occupied - jumbo	1,480	—	—
1-4 family owner occupied - non-jumbo	2,903	—	347
1-4 family non-owner occupied	—	—	—
1-4 family - 2nd lien	510	—	94
Resort lending	143	—	51
Installment
Boat lending	—	87	31
Recreational vehicle lending	—	266	94
Other	—	92	33
Total	$6,539	$5,611	$2,300

Accrued interest excluded from total	$5	$34
(1) Commercial and industrial loan collateral generally includes machinery and equipment, accounts receivable, and inventory.

Aging Analysis of Loans by Class
An aging analysis of loans by class at December 31 follows:

	Loans Past Due				Loans not Past Due	Total Loans
	30-59 days	60-89 days	90+ days	Total
	(In thousands)
2025
Commercial
Commercial and industrial	$—	$—	$—	$—	$1,158,841	$1,158,841
Commercial real estate	—	22,988	3,900	26,888	1,027,828	1,054,716
Mortgage
1-4 family owner occupied - jumbo	716	660	2,164	3,540	875,221	878,761
1-4 family owner occupied - non-jumbo	1,381	757	1,301	3,439	286,123	289,562
1-4 family non-owner occupied	119	29	22	170	172,123	172,293
1-4 family - 2nd lien	270	235	460	965	156,632	157,597
Resort lending	—	—	57	57	26,551	26,608
Installment
Boat lending	287	200	242	729	271,783	272,512
Recreational vehicle lending	550	205	230	985	190,872	191,857
Other	475	74	58	607	72,931	73,538
Total	$3,798	$25,148	$8,434	$37,380	$4,238,905	$4,276,285
Accrued interest excluded from total	$37	$78	$—	$115	$13,837	$13,952

2024
Commercial
Commercial and industrial	$78	$—	$54	$132	$1,001,197	$1,001,329
Commercial real estate	—	—	—	—	936,035	936,035
Mortgage
1-4 family owner occupied - jumbo	755	664	1,480	2,899	872,652	875,551
1-4 family owner occupied - non-jumbo	3,395	1,653	1,201	6,249	292,893	299,142
1-4 family non-owner occupied	329	—	—	329	176,621	176,950
1-4 family - 2nd lien	648	66	345	1,059	132,888	133,947
Resort lending	—	—	143	143	30,993	31,136
Installment
Boat lending	281	99	87	467	263,874	264,341
Recreational vehicle lending	622	395	190	1,207	223,330	224,537
Other	231	158	25	414	95,443	95,857
Total	$6,339	$3,035	$3,525	$12,899	$4,025,926	$4,038,825
Accrued interest excluded from total	$65	$44	$—	$109	$13,352	$13,461

Loan Ratings by Loan Class
The following tables summarize loan ratings by loan class for our commercial loan portfolio segment at December 31:

	Commercial
	Term Loans Amortized Cost Basis by Origination Year						Revolving Loans Amortized Cost Basis	Total
	2025	2024	2023	2022	2021	Prior
	(In thousands)
December 31, 2025
Commercial and industrial
Non-watch (1-6)	$199,338	$188,309	$131,090	$115,518	$45,116	$140,699	$300,540	$1,120,610
Watch (7-8)	501	1,911	4,330	2,705	2,052	8,360	8,848	28,707
Substandard Accrual (9)	940	1,710	—	—	820	275	5,779	9,524
Non-Accrual (10-11)	—	—	—	—	—	—	—	—
Total	$200,779	$191,930	$135,420	$118,223	$47,988	$149,334	$315,167	$1,158,841
Accrued interest excluded from total	$564	$570	$477	$288	$95	$418	$1,139	$3,551
Current period gross charge-offs	$—	$—	$78	$—	$—	$—	$—	$78

Commercial real estate
Non-watch (1-6)	$204,584	$162,957	$167,203	$159,948	$66,116	$184,907	$56,611	$1,002,326
Watch (7-8)	—	823	4,162	13,887	—	4,840	625	24,337
Substandard Accrual (9)	3,348	—	396	—	126	652	—	4,522
Non-Accrual (10-11)	4,878	490	18,163	—	—	—	—	23,531
Total	$212,810	$164,270	$189,924	$173,835	$66,242	$190,399	$57,236	$1,054,716
Accrued interest excluded from total	$695	$555	$494	$624	$141	$703	$138	$3,350
Current period gross charge-offs	$—	$—	$—	$—	$—	$—	$—	$—

Total Commercial
Non-watch (1-6)	$403,922	$351,266	$298,293	$275,466	$111,232	$325,606	$357,151	$2,122,936
Watch (7-8)	501	2,734	8,492	16,592	2,052	13,200	9,473	53,044
Substandard Accrual (9)	4,288	1,710	396	—	946	927	5,779	14,046
Non-Accrual (10-11)	4,878	490	18,163	—	—	—	—	23,531
Total	$413,589	$356,200	$325,344	$292,058	$114,230	$339,733	$372,403	$2,213,557
Accrued interest excluded from total	$1,259	$1,125	$971	$912	$236	$1,121	$1,277	$6,901
Current period gross charge-offs	$—	$—	$78	$—	$—	$—	$—	$78

	Commercial
	Term Loans Amortized Cost Basis by Origination Year						Revolving Loans Amortized Cost Basis	Total
	2024	2023	2022	2021	2020	Prior
	(In thousands)
December 31, 2024
Commercial and industrial
Non-watch (1-6)	$183,261	$137,270	$142,630	$71,225	$72,928	$106,086	$242,573	$955,973
Watch (7-8)	10,348	3,055	1,251	9,002	5,636	336	2,104	31,732
Substandard Accrual (9)	2,693	2,052	1,642	2,208	267	195	4,513	13,570
Non-Accrual (10-11)	—	—	—	47	—	7	—	54
Total	$196,302	$142,377	$145,523	$82,482	$78,831	$106,624	$249,190	$1,001,329
Accrued interest excluded from total	$612	$478	$361	$217	$342	$341	$959	$3,310
Current period gross charge-offs	$—	$—	$—	$—	$—	$4	$—	$4

Commercial real estate
Non-watch (1-6)	$142,154	$236,390	$153,321	$75,053	$49,969	$166,966	$72,879	$896,732
Watch (7-8)	—	—	16,007	—	—	4,400	18,079	38,486
Substandard Accrual (9)	—	—	—	135	—	682	—	817
Non-Accrual (10-11)	—	—	—	—	—	—	—	—
Total	$142,154	$236,390	$169,328	$75,188	$49,969	$172,048	$90,958	$936,035
Accrued interest excluded from total	$608	$632	$628	$166	$131	$658	$363	$3,186
Current period gross charge-offs	$—	$—	$—	$—	$—	$—	$—	$—

Total Commercial
Non-watch (1-6)	$325,415	$373,660	$295,951	$146,278	$122,897	$273,052	$315,452	$1,852,705
Watch (7-8)	10,348	3,055	17,258	9,002	5,636	4,736	20,183	70,218
Substandard Accrual (9)	2,693	2,052	1,642	2,343	267	877	4,513	14,387
Non-Accrual (10-11)	—	—	—	47	—	7	—	54
Total	$338,456	$378,767	$314,851	$157,670	$128,800	$278,672	$340,148	$1,937,364
Accrued interest excluded from total	$1,220	$1,110	$989	$383	$473	$999	$1,322	$6,496
Current period gross charge-offs	$—	$—	$—	$—	$—	$4	$—	$4
For each of our mortgage and installment portfolio segment classes we generally monitor credit quality based on the credit scores of the borrowers. These credit scores are generally updated semi-annually. The following tables summarize credit scores by loan class for our mortgage and installment loan portfolio segments at December 31:

	Mortgage (1)
	Term Loans Amortized Cost Basis by Origination Year						Revolving Loans Amortized Cost Basis	Total
	2025	2024	2023	2022	2021	Prior
	(In thousands)
December 31, 2025
1-4 family owner occupied - jumbo
800 and above	$10,135	$3,881	$13,290	$40,752	$55,563	$35,693	$1,668	$160,982
750-799	51,765	33,022	25,431	89,810	168,312	75,497	1,906	445,743
700-749	16,958	11,934	11,935	32,634	68,111	30,819	518	172,909
650-699	7,923	5,188	7,533	17,251	13,827	15,953	1,500	69,175
600-649	1,267	867	1,568	1,170	4,031	3,370	—	12,273
550-599	—	—	—	5,161	1,644	3,040	—	9,845
500-549	—	—	1,273	3,936	720	1,905	—	7,834
Under 500	—	—	—	—	—	—	—	—
Unknown	—	—	—	—	—	—	—	—
Total	$88,048	$54,892	$61,030	$190,714	$312,208	$166,277	$5,592	$878,761
Accrued interest excluded from total	$388	$263	$302	$552	$695	$432	$43	$2,675
Current period gross charge-offs	$—	$—	$—	$—	$—	$—	$—	$—

1-4 family owner occupied - non-jumbo
800 and above	$5,270	$2,088	$4,148	$13,160	$9,606	$14,616	$4,613	$53,501
750-799	8,911	6,532	9,828	26,722	21,376	30,100	13,508	116,977
700-749	2,593	4,978	3,803	8,981	8,552	23,235	5,702	57,844
650-699	2,343	788	1,960	5,046	4,154	12,947	1,586	28,824
600-649	366	301	214	2,610	1,153	9,218	168	14,030
550-599	—	—	382	1,570	721	6,547	41	9,261
500-549	—	—	—	291	779	5,303	60	6,433
Under 500	—	85	—	602	242	1,763	—	2,692
Unknown	—	—	—	—	—	—	—	—
Total	$19,483	$14,772	$20,335	$58,982	$46,583	$103,729	$25,678	$289,562
Accrued interest excluded from total	$123	$94	$89	$180	$109	$377	$181	$1,153
Current period gross charge-offs	$—	$—	$—	$19	$6	$5	$—	$30

1-4 family non-owner occupied
800 and above	$3,958	$2,399	$3,229	$3,693	$10,379	$10,302	$943	$34,903
750-799	13,466	10,671	9,247	13,152	26,912	19,293	1,452	94,193
700-749	4,343	2,349	1,174	2,551	3,439	8,540	1,618	24,014
650-699	1,046	1,263	487	2,747	3,427	6,127	402	15,499
600-649	—	708	—	77	—	1,470	—	2,255
550-599	—	—	—	367	—	717	—	1,084
500-549	—	—	—	—	50	253	—	303
Under 500	—	—	—	—	—	42	—	42
Unknown	—	—	—	—	—	—	—	—
Total	$22,813	$17,390	$14,137	$22,587	$44,207	$46,744	$4,415	$172,293
Accrued interest excluded from total	$96	$89	$70	$86	$115	$168	$30	$654
Current period gross charge-offs	$—	$—	$—	$—	$—	$11	$—	$11

1-4 family - 2nd lien
800 and above	$1,256	$367	$351	$461	$789	$1,454	$16,797	$21,475
750-799	3,122	2,528	2,142	1,830	2,006	3,651	56,532	71,811
700-749	2,759	1,225	1,310	1,505	1,502	2,454	29,585	40,340
650-699	805	367	339	454	285	1,517	11,914	15,681
600-649	—	141	124	107	250	525	2,157	3,304
550-599	—	41	225	72	53	650	1,770	2,811
500-549	—	16	423	108	200	537	417	1,701
Under 500	—	—	154	111	—	209	—	474
Unknown	—	—	—	—	—	—	—	—
Total	$7,942	$4,685	$5,068	$4,648	$5,085	$10,997	$119,172	$157,597
Accrued interest excluded from total	$23	$18	$22	$19	$13	$37	$767	$899
Current period gross charge-offs	$—	$—	$—	$—	$—	$6	$—	$6

	Mortgage - continued (1)
	Term Loans Amortized Cost Basis by Origination Year						Revolving Loans Amortized Cost Basis	Total
	2025	2024	2023	2022	2021	Prior
	(In thousands)
December 31, 2025
Resort lending
800 and above	$—	$—	$—	$—	$524	$4,127	$—	$4,651
750-799	121	—	22	366	156	10,704	—	11,369
700-749	—	—	—	—	484	3,644	—	4,128
650-699	—	—	—	—	—	5,148	—	5,148
600-649	—	—	—	—	—	955	—	955
550-599	—	—	—	—	—	—	—	—
500-549	—	—	—	—	—	357	—	357
Under 500	—	—	—	—	—	—	—	—
Unknown	—	—	—	—	—	—	—	—
Total	$121	$—	$22	$366	$1,164	$24,935	$—	$26,608
Accrued interest excluded from total	$1	$—	$—	$1	$3	$117	$—	$122
Current period gross charge-offs	$—	$—	$—	$—	$—	$86	$—	$86

Total Mortgage
800 and above	$20,619	$8,735	$21,018	$58,066	$76,861	$66,192	$24,021	$275,512
750-799	77,385	52,753	46,670	131,880	218,762	139,245	73,398	740,093
700-749	26,653	20,486	18,222	45,671	82,088	68,692	37,423	299,235
650-699	12,117	7,606	10,319	25,498	21,693	41,692	15,402	134,327
600-649	1,633	2,017	1,906	3,964	5,434	15,538	2,325	32,817
550-599	—	41	607	7,170	2,418	10,954	1,811	23,001
500-549	—	16	1,696	4,335	1,749	8,355	477	16,628
Under 500	—	85	154	713	242	2,014	—	3,208
Unknown	—	—	—	—	—	—	—	—
Total	$138,407	$91,739	$100,592	$277,297	$409,247	$352,682	$154,857	$1,524,821
Accrued interest excluded from total	$631	$464	$483	$838	$935	$1,131	$1,021	$5,503
Current period gross charge-offs	$—	$—	$—	$19	$6	$108	$—	$133

	Mortgage (1)
	Term Loans Amortized Cost Basis by Origination Year						Revolving Loans Amortized Cost Basis	Total
	2024	2023	2022	2021	2020	Prior
	(In thousands)
December 31, 2024
1-4 family owner occupied - jumbo
800 and above	$5,009	$12,192	$37,147	$51,242	$22,126	$14,291	$—	$142,007
750-799	33,118	43,013	106,378	194,725	58,703	35,103	1,275	472,315
700-749	13,981	13,602	40,219	68,687	17,552	11,669	450	166,160
650-699	4,537	10,286	19,366	15,736	6,937	6,555	1,500	64,917
600-649	—	2,265	9,528	1,636	2,288	4,619	—	20,336
550-599	746	—	2,414	1,086	2,803	—	—	7,049
500-549	—	—	—	—	900	664	—	1,564
Under 500	—	485	—	—	—	718	—	1,203
Unknown	—	—	—	—	—	—	—	—
Total	$57,391	$81,843	$215,052	$333,112	$111,309	$73,619	$3,225	$875,551
Accrued interest excluded from total	$264	$377	$634	$712	$264	$238	$31	$2,520
Current period gross charge-offs	$—	$—	$22	$—	$—	$—	$—	$22

1-4 family owner occupied - non-jumbo
800 and above	$1,919	$2,113	$14,018	$8,928	$3,089	$9,138	$4,066	$43,271
750-799	12,472	10,604	26,405	21,548	14,028	23,586	10,429	119,072
700-749	7,927	7,110	12,810	9,598	5,492	21,692	4,231	68,860
650-699	8,258	2,758	5,586	4,885	2,262	12,820	1,848	38,417
600-649	682	126	1,001	762	2,459	6,757	180	11,967
550-599	—	213	365	794	996	3,438	40	5,846
500-549	87	—	1,523	948	278	5,780	—	8,616
Under 500	—	—	—	98	652	2,343	—	3,093
Unknown	—	—	—	—	—	—	—	—
Total	$31,345	$22,924	$61,708	$47,561	$29,256	$85,554	$20,794	$299,142
Accrued interest excluded from total	$105	$139	$195	$113	$77	$368	$163	$1,160
Current period gross charge-offs	$—	$—	$—	$23	$—	$22	$—	$45

1-4 family non-owner occupied
800 and above	$4,122	$1,557	$7,468	$12,757	$4,204	$6,975	$897	$37,980
750-799	11,433	12,831	15,929	25,543	9,920	16,439	2,539	94,634
700-749	3,372	3,218	6,289	6,401	1,308	6,131	2,072	28,791
650-699	1,016	431	297	4,115	2,552	3,560	332	12,303
600-649	—	—	—	—	410	930	108	1,448
550-599	—	38	—	—	—	919	—	957
500-549	—	—	369	51	—	221	—	641
Under 500	—	—	—	—	—	196	—	196
Unknown	—	—	—	—	—	—	—	—
Total	$19,943	$18,075	$30,352	$48,867	$18,394	$35,371	$5,948	$176,950
Accrued interest excluded from total	$84	$85	$119	$134	$48	$166	$44	$680
Current period gross charge-offs	$—	$—	$—	$—	$—	$158	$—	$158

1-4 family - 2nd lien
800 and above	$751	$249	$219	$185	$1,161	$859	$12,245	$15,669
750-799	3,209	2,717	2,290	3,065	1,604	3,825	44,896	61,606
700-749	1,358	942	1,898	1,239	932	2,123	26,687	35,179
650-699	268	450	655	313	251	1,385	10,979	14,301
600-649	—	39	204	197	328	769	2,084	3,621
550-599	—	297	37	51	—	357	512	1,254
500-549	—	59	101	95	—	768	919	1,942
Under 500	—	—	20	—	—	350	5	375
Unknown	—	—	—	—	—	—	—	—
Total	$5,586	$4,753	$5,424	$5,145	$4,276	$10,436	$98,327	$133,947
Accrued interest excluded from total	$19	$23	$18	$11	$13	$42	$720	$846
Current period gross charge-offs	$—	$—	$—	$—	$—	$3	$22	$25

	Mortgage - continued (1)
	Term Loans Amortized Cost Basis by Origination Year						Revolving Loans Amortized Cost Basis	Total
	2024	2023	2022	2021	2020	Prior
	(In thousands)
December 31, 2024
Resort lending
800 and above	$—	$—	$—	$534	$—	$4,079	$—	$4,613
750-799	—	39	639	740	724	12,845	—	14,987
700-749	—	—	268	—	212	4,851	—	5,331
650-699	—	—	—	—	354	4,622	—	4,976
600-649	—	—	—	—	—	1,051	—	1,051
550-599	—	—	—	—	—	92	—	92
500-549	—	—	—	—	—	86	—	86
Under 500	—	—	—	—	—	—	—	—
Unknown	—	—	—	—	—	—	—	—
Total	$—	$39	$907	$1,274	$1,290	$27,626	$—	$31,136
Accrued interest excluded from total	$—	$—	$4	$3	$4	$140	$—	$151
Current period gross charge-offs	$—	$—	$—	$—	$—	$50	$—	$50

Total Mortgage
800 and above	$11,801	$16,111	$58,852	$73,646	$30,580	$35,342	$17,208	$243,540
750-799	60,232	69,204	151,641	245,621	84,979	91,798	59,139	762,614
700-749	26,638	24,872	61,484	85,925	25,496	46,466	33,440	304,321
650-699	14,079	13,925	25,904	25,049	12,356	28,942	14,659	134,914
600-649	682	2,430	10,733	2,595	5,485	14,126	2,372	38,423
550-599	746	548	2,816	1,931	3,799	4,806	552	15,198
500-549	87	59	1,993	1,094	1,178	7,519	919	12,849
Under 500	—	485	20	98	652	3,607	5	4,867
Unknown	—	—	—	—	—	—	—	—
Total	$114,265	$127,634	$313,443	$435,959	$164,525	$232,606	$128,294	$1,516,726
Accrued interest excluded from total	$472	$624	$970	$973	$406	$954	$958	$5,357
Current period gross charge-offs	$—	$—	$22	$23	$—	$233	$22	$300

(1)	Credit scores have been updated within the last twelve months.

	Installment (1)
	Term Loans Amortized Cost Basis by Origination Year
	2025	2024	2023	2022	2021	Prior	Total
	(In thousands)
December 31, 2025
Boat lending
800 and above	$7,160	$4,306	$5,878	$7,190	$8,111	$11,036	$43,681
750-799	32,694	21,095	23,561	23,385	19,814	27,759	148,308
700-749	11,208	10,315	8,793	9,887	7,279	10,511	57,993
650-699	2,418	2,569	2,482	2,312	2,609	3,743	16,133
600-649	907	366	598	808	622	798	4,099
550-599	33	188	118	275	383	552	1,549
500-549	—	137	87	97	183	169	673
Under 500	—	35	35	—	—	6	76
Unknown	—	—	—	—	—	—	—
Total	$54,420	$39,011	$41,552	$43,954	$39,001	$54,574	$272,512
Accrued interest excluded from total	$185	$151	$149	$96	$85	$112	$778
Current period gross charge-offs	$14	$42	$6	$336	$28	$188	$614

Recreational vehicle lending
800 and above	$771	$1,690	$2,923	$8,205	$8,940	$7,788	$30,317
750-799	3,706	7,485	10,133	30,410	27,020	17,972	96,726
700-749	1,498	3,830	3,849	11,937	12,930	7,192	41,236
650-699	287	987	1,862	3,865	4,747	2,234	13,982
600-649	26	276	576	1,143	1,858	833	4,712
550-599	—	129	222	622	968	614	2,555
500-549	—	55	54	469	663	292	1,533
Under 500	—	75	121	292	251	57	796
Unknown	—	—	—	—	—	—	—
Total	$6,288	$14,527	$19,740	$56,943	$57,377	$36,982	$191,857
Accrued interest excluded from total	$26	$54	$71	$138	$125	$82	$496
Current period gross charge-offs	$—	$47	$140	$273	$474	$176	$1,110

Other
800 and above	$1,460	$900	$1,168	$1,408	$641	$933	$6,510
750-799	9,471	6,202	5,214	4,275	2,546	4,423	32,131
700-749	6,281	4,067	2,872	2,569	1,990	3,251	21,030
650-699	3,470	1,473	989	851	545	1,305	8,633
600-649	184	483	405	470	276	460	2,278
550-599	23	200	267	250	93	192	1,025
500-549	7	195	128	179	124	224	857
Under 500	—	48	14	91	35	32	220
Unknown	854	—	—	—	—	—	854
Total	$21,750	$13,568	$11,057	$10,093	$6,250	$10,820	$73,538
Accrued interest excluded from total	$72	$57	$43	$26	$16	$60	$274
Current period gross charge-offs	$1,620	$71	$38	$73	$59	$76	$1,937

Total installment
800 and above	$9,391	$6,896	$9,969	$16,803	$17,692	$19,757	$80,508
750-799	45,871	34,782	38,908	58,070	49,380	50,154	277,165
700-749	18,987	18,212	15,514	24,393	22,199	20,954	120,259
650-699	6,175	5,029	5,333	7,028	7,901	7,282	38,748
600-649	1,117	1,125	1,579	2,421	2,756	2,091	11,089
550-599	56	517	607	1,147	1,444	1,358	5,129
500-549	7	387	269	745	970	685	3,063
Under 500	—	158	170	383	286	95	1,092
Unknown	854	—	—	—	—	—	854
Total	$82,458	$67,106	$72,349	$110,990	$102,628	$102,376	$537,907
Accrued interest excluded from total	$283	$262	$263	$260	$226	$254	$1,548
Current period gross charge-offs	$1,634	$160	$184	$682	$561	$440	$3,661

	Installment (1)
	Term Loans Amortized Cost Basis by Origination Year
	2024	2023	2022	2021	2020	Prior	Total
	(In thousands)
December 31, 2024
Boat lending
800 and above	$6,125	$6,702	$8,231	$7,492	$3,512	$9,079	$41,141
750-799	26,320	29,173	28,608	24,858	11,604	26,792	147,355
700-749	11,397	9,487	11,342	9,807	4,177	9,137	55,347
650-699	2,722	2,888	2,516	2,419	1,191	3,111	14,847
600-649	504	438	1,104	364	148	775	3,333
550-599	—	215	464	394	76	301	1,450
500-549	27	—	135	199	140	238	739
Under 500	—	35	14	—	—	80	129
Unknown	—	—	—	—	—	—	—
Total	$47,095	$48,938	$52,414	$45,533	$20,848	$49,513	$264,341
Accrued interest excluded from total	$179	$178	$124	$104	$50	$101	$736
Current period gross charge-offs	$8	$8	$71	$8	$49	$55	$199

Recreational vehicle lending
800 and above	$1,365	$4,270	$11,721	$9,776	$3,382	$7,262	$37,776
750-799	10,528	11,173	33,140	32,266	9,398	14,656	111,161
700-749	5,402	5,230	14,093	15,336	4,177	5,500	49,738
650-699	965	1,949	4,278	5,357	1,249	1,836	15,634
600-649	268	697	1,213	2,364	407	502	5,451
550-599	41	183	443	1,075	135	415	2,292
500-549	50	172	638	745	161	207	1,973
Under 500	—	67	156	207	19	63	512
Unknown	—	—	—	—	—	—	—
Total	$18,619	$23,741	$65,682	$67,126	$18,928	$30,441	$224,537
Accrued interest excluded from total	$69	$89	$156	$154	$41	$67	$576
Current period gross charge-offs	$—	$42	$321	$419	$42	$110	$934

Other
800 and above	$1,342	$1,323	$1,788	$938	$639	$831	$6,861
750-799	9,938	8,029	7,208	4,732	2,013	4,375	36,295
700-749	14,512	4,941	4,232	2,829	1,292	3,278	31,084
650-699	10,551	1,633	1,689	979	430	1,293	16,575
600-649	537	476	522	294	59	418	2,306
550-599	80	211	271	210	21	210	1,003
500-549	—	149	301	229	92	93	864
Under 500	11	17	58	49	3	50	188
Unknown	681	—	—	—	—	—	681
Total	$37,652	$16,779	$16,069	$10,260	$4,549	$10,548	$95,857
Accrued interest excluded from total	$96	$65	$40	$22	$10	$63	$296
Current period gross charge-offs	$1,829	$98	$106	$27	$8	$103	$2,171

Total installment
800 and above	$8,832	$12,295	$21,740	$18,206	$7,533	$17,172	$85,778
750-799	46,786	48,375	68,956	61,856	23,015	45,823	294,811
700-749	31,311	19,658	29,667	27,972	9,646	17,915	136,169
650-699	14,238	6,470	8,483	8,755	2,870	6,240	47,056
600-649	1,309	1,611	2,839	3,022	614	1,695	11,090
550-599	121	609	1,178	1,679	232	926	4,745
500-549	77	321	1,074	1,173	393	538	3,576
Under 500	11	119	228	256	22	193	829
Unknown	681	—	—	—	—	—	681
Total	$103,366	$89,458	$134,165	$122,919	$44,325	$90,502	$584,735
Accrued interest excluded from total	$344	$332	$320	$280	$101	$231	$1,608
Current period gross charge-offs	$1,837	$148	$498	$454	$99	$268	$3,304

(1)	Credit scores have been updated within the last twelve months.

Other Mortgage Loans Service's Principal Balances
Mortgage loans serviced for others are not reported as assets on the Consolidated Statements of Financial Condition. The principal balances of these loans at December 31 follow:

	2025	2024
	(In thousands)
Mortgage loans serviced for:
Fannie Mae	$1,134,213	$1,674,111
Freddie Mac	927,467	1,373,145
Ginnie Mae	130,302	146,363
FHLB	375,822	302,779
Other	43,485	47,347
Total	$2,611,289	$3,543,745

Analysis of Capitalized Mortgage Loan Servicing Rights
An analysis of capitalized mortgage loan servicing rights for the years ended December 31 follows:

	2025	2024	2023
	(In thousands)
Balance at beginning of period	$46,796	$42,243	$42,489
Originated servicing rights capitalized	3,494	4,020	3,956
Change in fair value due to price	(2,168)	4,540	(280)
Change in fair value due to pay downs	(3,573)	(4,007)	(3,922)
Sales of originated servicing rights (1)	(12,823)	—	—
Loss on sale of originated servicing rights (1)	(233)	—	—
Balance at end of year	$31,493	$46,796	$42,243
Loans sold and serviced that have had servicing rights capitalized	$2,611,289	$3,543,745	$3,541,869
(1)     On January 31, 2025 we sold $931.6 million of mortgage loan servicing rights (26.3% of total servicing portfolio) and transferred the servicing on March 3, 2025. This sale represented approximately $13.1 million (27.9%) of the total capitalized mortgage loan servicing right asset. While there remains a customary hold back of final settlement funds of approximately $0.1 million relating to this transaction, we are not aware of any issues that will have a material impact on this final payment. We have until the first quarter, 2026 to receive this final payment. Transaction expenses relating to this sale were approximately $0.2 million.